Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Freedom Lifetime Income II Portfolio

March 31, 2019

VIPFLI-II-QTLY-0519
1.830295.113

Schedule of Investments March 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 23.5%
	Shares	Value
VIP Contrafund Portfolio Investor Class (a)	41,783	$1,349,175
VIP Equity-Income Portfolio Investor Class (a)	66,969	1,413,720
VIP Growth & Income Portfolio Investor Class (a)	83,145	1,615,508
VIP Growth Portfolio Investor Class (a)	20,190	1,381,411
VIP Mid Cap Portfolio Investor Class (a)	12,795	391,653
VIP Value Portfolio Investor Class (a)	74,295	1,037,898
VIP Value Strategies Portfolio Investor Class (a)	43,476	507,805
TOTAL DOMESTIC EQUITY FUNDS
(Cost $6,535,388)		7,697,170

International Equity Funds - 16.1%
VIP Emerging Markets Portfolio Investor Class (a)	184,561	2,113,221
VIP Overseas Portfolio Investor Class (a)	154,632	3,152,956
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $4,707,733)		5,266,177

Bond Funds - 45.5%
Fidelity Inflation-Protected Bond Index Fund (a)	306,757	3,003,152
Fidelity Long Term Treasury Bond Index Fund (a)	136,565	1,799,923
VIP High Income Portfolio Investor Class (a)	125,104	659,299
VIP Investment Grade Bond Portfolio Investor Class (a)	745,685	9,455,280
TOTAL BOND FUNDS
(Cost $14,727,103)		14,917,654

Short-Term Funds - 14.9%
VIP Government Money Market Portfolio Investor Class 2.23% (a)(b)
(Cost $4,874,406)	4,874,406	4,874,406
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $30,844,630)		32,755,407
NET OTHER ASSETS (LIABILITIES) - 0.0%		13
NET ASSETS - 100%		$32,755,420

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Inflation-Protected Bond Index Fund	$2,822,838	$150,702	$61,103	$2,970	$(436)	$91,151	$3,003,152
Fidelity Long Term Treasury Bond Index Fund	1,713,886	106,752	90,921	12,803	1,715	68,491	1,799,923
VIP Contrafund Portfolio Investor Class	1,297,650	164,239	139,473	158,736	(726)	27,485	1,349,175
VIP Emerging Markets Portfolio Investor Class	1,990,354	7,984	185,740	--	(6,538)	307,161	2,113,221
VIP Equity-Income Portfolio Investor Class	1,361,598	101,441	111,690	95,651	(18,186)	80,557	1,413,720
VIP Government Money Market Portfolio Investor Class 2.23%	4,556,649	416,613	98,856	24,755	--	--	4,874,406
VIP Growth & Income Portfolio Investor Class	1,552,214	194,035	152,853	170,574	6,790	15,322	1,615,508
VIP Growth Portfolio Investor Class	1,326,379	95,463	163,053	89,843	8,462	114,160	1,381,411
VIP High Income Portfolio Investor Class	641,108	9,318	33,493	5,509	(1,271)	43,637	659,299
VIP Investment Grade Bond Portfolio Investor Class	8,923,139	474,998	230,900	40,024	(300)	288,343	9,455,280
VIP Mid Cap Portfolio Investor Class	376,845	50,464	46,533	43,105	(3,149)	14,026	391,653
VIP Overseas Portfolio Investor Class	3,010,218	155,740	226,559	116,217	(3,057)	216,614	3,152,956
VIP Value Portfolio Investor Class	999,910	76,493	112,409	67,208	810	73,094	1,037,898
VIP Value Strategies Portfolio Investor Class	487,570	52,022	64,501	49,942	(4,330)	37,044	507,805
	$31,060,358	$2,056,264	$1,718,084	$877,337	$(20,216)	$1,377,085	$32,755,407

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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